Significant Accounting Policies - Disclosure of Assumptions Would Need to Change Individually for the Estimated Recoverable Amount (Detail)	Dec. 31, 2020
Disclosure of assumptions would need to change individually for the estimated recoverable amount [Line Items]
Weighted average cost of capital	78.00%
Product growth rate	0.319%